Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Equity

Note 6. Equity

The Company is currently authorized to issue up to 500,000,000 shares of common stock with a par value of $0.001. In addition, The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001. The specific rights of the preferred stock, when so designated, shall be determined by the board of directors.

On May 1, 2023, the Articles of Incorporation of the Company were amended to increase the authorized B-1 preferred shares to 8,619,420 shares.

Common Stock

On February 6, 2024, the Company issued 87,500 shares of common stock at $0.40 per share and collected $35,000.

During the quarter ended June 30, 2024, the Company issued 582,000 shares of common stock at $0.80 per share and collected $465,600. During the quarter ended September 30, 2024, the Company issued 300,000 shares of common stock at $0.75 per share and collected $225,000.

Preferred Stock

Series A Convertible Preferred Stock

In April 2008, our board of directors designated 5,000,000 shares of our preferred stock as Series A Convertible Preferred Stock (“Series A”) with a par value of $0.001. On May 1, 2023, the Articles of Incorporation of the Company were amended to decrease the authorized Series A shares to 2,068 shares of Series A. Series A has liquidation and dividend preferences. Each share of Series A has voting rights equal to the amount of shares of common stock into which the Series A is convertible. Each share of Series A is convertible on a 1 to 1.25 common share basis. As of each of September 30, 2024 and December 31, 2023, there were 2,068 shares of Series A issued and outstanding.

Series B-1 Convertible Preferred Stock

In October 2015, our board of directors designated 3,107,438 shares of our preferred stock as Series B-1 Convertible Preferred Stock (“Series B-1”) with the redemption value of $0.70798 per share. Series B-1 has liquidation and dividend preferences. Each share of Series B-1 has voting rights 3.2x (times) that of the number of votes that is equal to the number of common stock into which the Series B-1 are convertible. Each share of Series B-1 is convertible on a 1 to 11 common share basis. The Company’s Articles of Incorporation require 51% of the outstanding votes of the Series B-1 to amend or repeal any incorporation documents that would alter the rights or preferences of Series B-1, alter the authorized number of shares of the series, create or issue any classes of preferred stock senior to the Series B-1, amend the company’s bylaws, or enter into a transaction that would result in a change in control. Series B-1 was included in mezzanine equity on the balance sheet, because it was convertible at the redemption value into a variable number of shares. On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for the additional issuance of 2,946,074 shares of Series B-1 Convertible preferred stock to Saul Leal as stock-based compensation. The shares were valued at $2,085,762 and recorded as stock-based compensation during the period issued. The Board approved the compensation to reward Mr. Leal’s performance in integrating the business of Metalanguage with the Company’s business following the Acquisition. On September 30, 2023, the Articles of Incorporation of the Company were amended to remove the redemption right of the Series B-1, which was subsequently reclassified from mezzanine equity to permanent equity on the balance sheet. As of September 30, 2024 and December 31, 2023, there are 8,619,420 shares of Series B-1 issued and outstanding.

Series B-2 Convertible Preferred Stock

In October 2015, our board of directors designated 3,107,438 shares of our preferred stock as Series B-2 Convertible Preferred Stock (“Series B-2”) with a par value of $0.001. On May 1, 2023, the Articles of Incorporation of the Company were amended such that no Series B-2 shares are authorized. Series B-2 have no liquidation or dividend preferences. Each share of Series B-2 has voting rights equal to the amount of shares of common stock the Series A is convertible to and is convertible on a 1 to 1 common share basis and shall automatically be converted into common shares up the Public Offering Closing. As of September 30, 2024 and December 31, 2023, there are no shares of Series B-2 issued and outstanding.

Stock Warrants

The following table summarizes the stock warrant activity for the nine months ended September 30, 2024:

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2023	350,000	$1.29
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, September 30, 2024	350,000	$1.29

As of September 30, 2024 the outstanding and exercisable warrants have a weighted average remaining term of 3.56 with no intrinsic value, respectively.

Stock Options

On January 24, 2024, the board of directors approved the issuance of 750,000 options to a director. The options have a ten-year term at an exercise price of $0.51 and vest in 4 equal annual installments beginning one year from the issuance date. The total fair value of these option grants at issuance was $368,386.The Company valued the stock options using the Black-Scholes model with the following key assumptions: Stock price $0.51, Exercise price $0.51, Term 6.25 years, Volatility 162.68% and Discount rate 4.14%.

On August 5, 2024, the board of directors approved the issuance of 100,000 options to an employee. The options have a five-year term at an exercise price of $0.51. The options vest as follows: (i) 50,000 options will become vested and exercisable with respect to 3,125 shares on December 31, 2024, and 3,125 shares at the end of each calendar quarter for years 2025, 2026, 2027, and ending on September 30, 2028, until the 50,000 Options are 100% vested (ii) 12,500 Options will vest over four years on an annual basis when the Participant exceeds annual sales objectives established by the Company for years 2025, 2026, 2027, and 2028, for a total of 50,000 Options. Participant’s sales objectives for the following calendar year will be set by November 15 of the prior year. The total fair value of these option grants at issuance was $39,546.The Company valued the stock options using the Black-Scholes model with the following key assumptions: Stock price $0.51, Exercise price $0.51, Term 3.75 years, Volatility 120.76% and Discount rate 3.62%.

On August 19, 2024, the board of directors approved the issuance of 100,000 options to an employee. The options have a five-year term at an exercise price of $0.51. The Option will become vested and exercisable with respect to 7,500 shares on December 31, 2024, and 7,500 shares at the end of each calendar quarter for years 2025, 2026, 2027 and ending on September 30, 2028 until the Option is 100% vested. The total fair value of these option grants at issuance was $52,021.The Company valued the stock options using the Black-Scholes model with the following key assumptions: Stock price $0.57, Exercise price $0.57, Term 3.75 years, Volatility 117.27% and Discount rate 3.75%.

During the nine months ended September 30, 2024, the Company recognized $271,924 of expense related to outstanding stock options.

The following table summarizes the stock option activity for the nine months ended September 30, 2024:

	Options	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2023	3,645,000	$0.43
Granted	970,000	0.52
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, September 30, 2024	4,615,000	$0.43
Exercisable, September 30, 2024	580,000	$0.46

As of September 30, 2024, the outstanding and exercisable options have a weighted average remaining term of 4.96 with an intrinsic value of $47,450.

Note 6. Equity

The Company is currently authorized to issue up to 500,000,000 shares of common stock with a par value of $0.001. In addition, The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001. The specific rights of the preferred stock, when so designated, shall be determined by the board of directors.

On May 1, 2023, the Company amended their articles of incorporation to increase the authorized B-1 preferred shares to 8,619,420 shares.

Common Stock

2023

During the year ended December 31, 2023, the Company issued 6,023,067 shares of common stock for cash and collected $3,107,120.

During the year ended December 31, 2023, the Company issuance of 216,000 shares of common stock to consultants for services provided that were valued at $83,434.

On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for additional stock-based compensation to be paid to Mr. Leal in connection with the Company’s acquisition of Metalanguage from Mr. Leal and in consideration of Mr. Leal’s importance in continuing to lead and expand the Company’s business on a post-acquisition basis. The Addendum provided for the additional issuance of 1,772,800 shares of common stock with a fair value of $132,960 and the issuance of 2,946,074 shares of Series B-1 Convertible preferred stock to Saul Leal, which was recorded as stock-based compensation during the period issued and expensed immediately. The shares of common stock were valued at $0.075, the closing price of the Company’s stock on May 2, 2023.

2022

On March 1, 2017, the Company entered into a consulting agreement. As consideration for its services under the Agreement, the Company agreed to pay to the consultant 847,431 restricted shares of the Company’s common stock and vest over five years. The shares were valued at $0.50 per share based on estimated fair value using the cash selling price at the time of issuance and will be recognized over the service period. During the year ended December 31, 2021, the Company recorded expense of $84,743 related to this agreement. During the year ended December 31, 2022, the Company issued 847,431 shares related to this agreement and recognized $14,124 of expense for services provided during the year ended December 31, 2022. Additionally, and unrelated to the terms of the consulting agreement, the Company issued the consultant 500,000 bonus shares in 2022. The shares were valued at $0.40 per share based on estimated fair value using the cash selling price at the time of issuance and vested at issuance.

During the year ended December 31, 2022, the Company issued 3,563,753 shares of common for cash and collected $1,325,501.

Preferred Stock

Series A Convertible Preferred Stock

In April 2008, our board of directors designated 5,000,000 shares of our preferred stock as Series A Convertible Preferred Stock (“Series A”) with a par value of $0.001. Series A has liquidation and dividend preferences. Each share of Series A has voting rights equal to the amount of shares of common stock the Series A is convertible to and is convertible on a 1 to 1.25 common share basis. As of December 31, 2023 and December 31, 2022, there are 2,068 shares of Series A-1 issued and outstanding.

Series B-1 Convertible Preferred Stock

In October 2015, our board of directors designated 3,107,438 shares of our preferred stock as Series B-1 Convertible Preferred Stock (“Series B-1”) with the redemption value of $0.70798 per share. Series B -1 has liquidation and dividend preferences. Each share of Series B-1 has voting rights 3.2x (times) that of the number of votes that is equal to the number of common stock the series of preferred shares are convertible into. Each share is convertible on a 1 to 11 common share basis. Series B-1 preferred shares also include covenants requiring 51% of the outstanding votes of the series of stock to amend or repeal any incorporation documents that would alter the rights or preferences of Series B-1, alter the authorized number of shares of the series, create or issue any classes of preferred stock senior to the Series B-1, amend the company’s bylaws, or enter into a transaction that would result in a change in control. Series B-1 is included in mezzanine equity on the balance sheet, because it is convertible at the redemption value into a variable number of shares. On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for the additional issuance of 2,946,074 shares of Series B-1 Convertible preferred stock to Saul Leal as stock-based compensation. The shares were valued at $2,085,762 and recorded as stock-based compensation during the period issued. On September 30,2023, the Company amended their Articles of Incorporation to remove the redemption right on the Series B-1, which was reclassified from mezzanine equity to permanent equity on the balance sheet. As of December 31, 2023 and 2022, there are 8,619,420 and 5,673,346 shares of Series B-1 issued and outstanding, respectively.

Series B-2 Convertible Preferred Stock

In October 2015, our board of directors designated 3,107,438 shares of our preferred stock as Series B-2 Convertible Preferred Stock (“Series B-2”) with a par value of $0.001. Series B -2 have no liquidation or dividend preferences. Each share of Series B-2 has voting rights equal to the amount of shares of common stock the Series A is convertible to and is convertible on a 1 to 1 common share basis and shall automatically be converted into common shares up the Public Offering Closing. As of December 31, 2023 and 2022, there are no shares of Series B-2 issued and outstanding.

Stock Warrants

During the year ended December 31, 2023, the Company issued 350,000 common stock warrants in conjunction with stock purchase agreements. The warrants have a 5-year term and an exercise price range from $1.00 - $2.00. The common stock warrants have a relative fair value of $72,785.The Company valued the warrants using the Black-Scholes model with the with the following range of key assumptions: Stock price $0.167 - $0.40, Exercise price $1.00 - $2.00, Term 5 years, Volatility 169.90% – 172.74%, Discount rate 3.91% – 4.27% and a Dividend yield of 0%.

The following table summarizes the stock warrant activity for the years ended December 31, 2023 and 2022:

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2021	78,750	$0.50
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, December 31, 2022	78,750	0.50
Granted	350,000	1.29
Exercised	–	–
Forfeited	–	–
Expired	(78,750)	0.50
Outstanding, December 31, 2023	350,000	$1.29

As of December 31, 2023 the outstanding and exercisable warrants have a weighted average remaining term of 4.31 with no intrinsic value, respectively.

Stock Options

On June 5, 2023, the Company issued 400,000 options to an employee. The options have a five-year term at an exercise price of $0.17. The options vest at 10% over a four-year period in equal installments on each of the succeeding four anniversary dates. The remaining 240,000 options vest upon the Company attaining a $60,000,000 run rate by December 31, 2025. The total fair value of these option grants at issuance was $62,002.

On August 25, 2023, the Company issued 125,000 options to an employee. The options have a three-month term at an exercise price of $0.40 and vest upon issuance. On November 24, 2023, the options expired. The total fair value of these option grants at issuance was $3,850.

On October 1, 2023, the Company issued 45,000 options to an advisory board member. The options have a five-year term at an exercise price of $0.27 and vest upon issuance. The total fair value of these option grants at issuance was $11,572.

On October 11, 2023, the Company issued 550,000 options to an advisory board member. The options have a five-year term at an exercise price of $0.57. The options vest as follows: (i) 25,000 options on each of January 31, April 30, July 31, and October 31 for the years 2024 and 2025; (ii) 50,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $5,000,000 by June 30, 2024; (iii) 100,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $20,000,000 by June 30, 2025; and (iv) 200,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $40,000,000 by June 30, 2026. The total fair value of these option grants at issuance was $298,275.

On December 16, 2023, the Company issued 1,000,000 options to a director. The options have a ten-year term at an exercise price of $0.57. The options vest over a four-year period in equal installments on each of the succeeding four anniversary dates. The total fair value of these option grants at issuance was $397,140.

During the year ended December 31, 2023, the Company issued 1,650,000 common stock options to consultants and a director. The options have a term ranging from three to five years with exercise prices ranging from $0.40 - $0.75. Of the 1,650,000 options, 100,000 options vest upon issuance and 1,550,000 options vest 20% at issuance and 80% over a four year period in equal installments on each of the succeeding four anniversary dates. The total fair value of these option grants at issuance was $611,764.

The Company valued the stock options using the Black-Scholes model with the following range of key assumptions: Stock price $0.17 - $0.57, Exercise price $0.27 - $0.75, Term 0.25 - 5 years, Volatility 76.64% – 172.88% and Discount rate 2.01% – 4.60%.

During the year ended December 31, 2023, the Company recognized $61,569 of expense related to outstanding stock options.

The following table summarizes the stock option activity for the years ended December 31, 2023 and 2022:

	Options	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2021	–	$–
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, December 31, 2022	–	–
Granted	3,770,000	0.43
Exercised	–	–
Forfeited	–	–
Expired	(125,000)	0.40
Outstanding, December 31, 2023	3,645,000	$0.43
Exercisable, December 31, 2023	465,000	$0.46

As of December 31, 2023, the outstanding and exercisable options have a weighted average remaining term of 4.81 with an intrinsic value of $9,500.